SEC. FILE NOS. 33-38475
811-6235

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 20
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 20

THE U.S. TREASURY MONEY FUND OF AMERICA
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, SECRETARY
THE U.S. TREASURY MONEY FUND OF AMERICA
333 SOUTH HOPE STREET
LOS ANGELES, CALIFORNIA 90071
(NAME AND ADDRESS OF AGENT FOR SERVICE)


Copies to:
ROBERT E. CARLSON, ESQ.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. FLOWER STREET
 LOS ANGELES, CA  90071-2371
(COUNSEL FOR THE REGISTRANT)

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 15, 2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]



                                          The right choice for the long term/SM/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/

Retirement Plan Prospectus








TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Funds
 7    Investment Objectives, Strategies and Risks
 7    Management and Organization
 8    Purchase, Exchange and Sale of Shares
 9    Sales Charges
 9    Individual Retirement Account (IRA) Rollovers
10    Plans of Distribution
10    Distributions and Taxes
11    Financial Highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The funds provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations. U.S. Treasury Money Fund seeks to achieve this objective by
investing exclusively in U.S. Treasury    securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year. Past results are not an indication of future results.

CASH MANAGEMENT TRUST

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
[bar chart]
1992  3.14%
1993  2.53
1994  3.67
1995  5.50
1996  4.93
1997  5.11
1998  5.05
1999  4.68
2000  5.92
2001  3.54
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST              1.53%  (quarter ended September 30, 2000)
LOWEST               0.45%  (quarter ended December 31, 2001)


The year-to-date result was 0.29% for the three months ended March 31, 2002.

Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
[bar chart]
1992  3.05%
1993  2.48
1994  3.36
1995  5.03
1996  4.59
1997  4.75
1998  4.44
1999  4.11
2000  5.29
2001  3.33
[end chart]




Highest/lowest quarterly results during this time period were:

HIGHEST                1.38%  (quarter ended September 30, 2000)
LOWEST                 0.45%  (quarter ended December 31, 2001)


The year-to-date result was 0.28% for the three months ended March 31, 2002.

                                                Money Market Funds / Prospectus

The Investment Results Table below shows the average annual total returns for the funds' Class A shares over various periods.

Since each fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.


 INVESTMENT RESULTS TABLE
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                              ONE     FIVE      TEN                   7-DAY
                             YEAR     YEARS    YEARS    LIFETIME     YIELD/1/
-------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 CLASS A - BEGAN 11/3/76     3.54%    4.86%    4.40%     7.13%        1.33%
 U.S. TREASURY MONEY FUND
 CLASS A - BEGAN 2/1/91      3.33%    4.38%    4.04%     4.14%        1.25%
 For current yield information, please call American FundsLine at
 1-800-325-3590.


1 The 7-day yield is calculated by annualizing dividends paid by the funds during the last 7 days of the 2001 calendar year.

Money Market Funds / Prospectus

Fees and Expenses of the Funds

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                   ALL R SHARE
                                                        CLASS A      CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases               none         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends    none         none
-------------------------------------------------------------------------------
 Maximum deferred sales charge                           none         none
-------------------------------------------------------------------------------
 Redemption or exchange fees                             none         none
-------------------------------------------------------------------------------


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 CASH MANAGEMENT TRUST
 Management Fees               0.28%   0.28%   0.28%   0.28%   0.28%    0.28%
 Distribution and/or Service
(12b-1) Fees/2/                0.07%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.24%   0.24%   0.44%   0.30%   0.22%    0.17%
 Total Annual Fund Operating   0.59%   1.52%   1.47%   1.08%   0.75%    0.45%
Expenses
-------------------------------------------------------------------------------
 U.S. TREASURY MONEY FUND

 Management Fees               0.30%   0.30%   0.30%   0.30%   0.30%    0.30%
 Distribution and/or Service
(12b-1) Fees/2/                0.10%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.26%   0.25%   0.45%   0.31%   0.23%    0.18%
 Total Annual Fund Operating   0.66%   1.55%   1.50%   1.11%   0.78%    0.48%
Expenses
-------------------------------------------------------------------------------


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.15%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

                                                Money Market Funds / Prospectus

EXAMPLE

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                              ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 CASH MANAGEMENT TRUST
 Class A                        $ 60       $189         $329       $  738
 R-1                            $155       $480         $829       $1,813
 R-2                            $150       $465         $803       $1,757
 R-3                            $110       $343         $595       $1,317
 R-4                            $ 77       $240         $417       $  930
 R-5                            $ 46       $144         $252       $  567
 U.S. TREASURY MONEY FUND
 Class A                        $ 67       $211         $368       $  822
 R-1                            $158       $490         $845       $1,845
 R-2                            $153       $474         $818       $1,791
 R-3                            $113       $353         $612       $1,352
 R-4                            $ 80       $249         $433       $  966
 R-5                            $ 49       $154         $269       $  604

Money Market Funds / Prospectus

Investment Objectives, Strategies and Risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's investments.

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fee paid by the funds, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

                                                Money Market Funds / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

Each fund's net asset value is the value of a single share. Each fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Money Market Funds / Prospectus

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales Charges

CLASS A SHARES

Class A shares of the money market funds are sold without an initial sales charge. However, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

                                                Money Market Funds / Prospectus

Plans of Distribution

Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3, and R-4 shares, respectively. A portion (up to 0.15% for Class A shares and 0.25% for Class R shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
 Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the funds to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

Money Market Funds / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand each fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with each fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the statement of additional information, which is available upon request.

CASH MANAGEMENT TRUST


                                                   CLASS A
                                           YEAR ENDED SEPTEMBER 30
                                  2001      2000     1999     1998      1997
 NET ASSET VALUE, BEGINNING OF  $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
YEAR
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income            .045/1/   .055/1/   .045     .050      .049
 LESS DISTRIBUTIONS:
 Dividends from net investment   (.045 )   (.055 )   (.045)   (.050)    (.049)
income
 NET ASSET VALUE, END OF YEAR   $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
-------------------------------------------------------------------------------
 TOTAL RETURN                     4.63 %    5.66 %    4.59%    5.15%     5.03%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in    $7,075    $5,417    $5,863   $4,604    $3,527
millions)
-------------------------------------------------------------------------------
 Ratio of expenses to average      .59 %     .61 %     .58%     .58%      .57%
net assets
-------------------------------------------------------------------------------
 Ratio of net income to           4.48 %    5.53 %    4.52%    5.02%     4.93%
average net assets


1 Based on average shares outstanding.

                                                Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND


                                                     CLASS A
                                             YEAR ENDED SEPTEMBER 30
                                      2001     2000     1999    1998     1997
 NET ASSET VALUE, BEGINNING OF YEAR  $1.00    $1.00    $1.00   $1.00    $1.00
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                .042/1/  .049/1/  .039    .045     .046
 LESS DISTRIBUTIONS:
 Dividends from net investment       (.042)   (.049)   (.039)  (.045)   (.046)
income
 NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00   $1.00    $1.00
-------------------------------------------------------------------------------
 TOTAL RETURN                         4.27%    5.00%    4.00%   4.63%    4.71%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in          $489     $369     $467    $356     $279
millions)
-------------------------------------------------------------------------------
 Ratio of expenses to average net      .66%     .62%     .59%    .59%     .53%
assets
-------------------------------------------------------------------------------
 Ratio of net income to average net   4.12%    4.81%    3.95%   4.49%    4.61%
assets


1 Based on average shares outstanding.

Money Market Funds / Prospectus

NOTES

                                                Money Market Funds / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER           American Funds Service Company
          SERVICES                  800/421-0180
          FOR RETIREMENT PLAN       Call your employer or plan
          SERVICES                  administrator
          FOR DEALER SERVICES       American Funds Distributors
                                    800/421-9900
                                    American FundsLine(R)
          FOR 24                    800/325-3590
          -HOUR INFORMATION         American FundsLine OnLine(R)
                                    www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-2380
RPMMF-010-0502/RRD                         Investment Company File No. 811-6235
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

[logo - American Funds (sm)]



                                          The right choice for the long term/SM/




The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/

Retirement Plan Prospectus








TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Funds
 7    Investment Objectives, Strategies and Risks
 7    Management and Organization
 8    Purchase, Exchange and Sale of Shares
 9    Sales Charges
 9    Individual Retirement Account (IRA) Rollovers
10    Plans of Distribution
10    Distributions and Taxes
11    Financial Highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The funds provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations. U.S. Treasury Money Fund seeks to achieve this objective by
investing exclusively in U.S. Treasury    securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year. Past results are not an indication of future results.

CASH MANAGEMENT TRUST

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
[bar chart]
1992  3.14%
1993  2.53
1994  3.67
1995  5.50
1996  4.93
1997  5.11
1998  5.05
1999  4.68
2000  5.92
2001  3.54
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST              1.53%  (quarter ended September 30, 2000)
LOWEST               0.45%  (quarter ended December 31, 2001)


The year-to-date result was 0.29% for the three months ended March 31, 2002.

Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
[bar chart]
1992  3.05%
1993  2.48
1994  3.36
1995  5.03
1996  4.59
1997  4.75
1998  4.44
1999  4.11
2000  5.29
2001  3.33
[end chart]




Highest/lowest quarterly results during this time period were:

HIGHEST                1.38%  (quarter ended September 30, 2000)
LOWEST                 0.45%  (quarter ended December 31, 2001)


The year-to-date result was 0.28% for the three months ended March 31, 2002.

                                                Money Market Funds / Prospectus

The Investment Results Table below shows the average annual total returns for the funds' Class A shares over various periods.

Since each fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.


 INVESTMENT RESULTS TABLE
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                              ONE     FIVE      TEN                   7-DAY
                             YEAR     YEARS    YEARS    LIFETIME     YIELD/1/
-------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 CLASS A - BEGAN 11/3/76     3.54%    4.86%    4.40%     7.13%        1.33%
 U.S. TREASURY MONEY FUND
 CLASS A - BEGAN 2/1/91      3.33%    4.38%    4.04%     4.14%        1.25%
 For current yield information, please call American FundsLine at
 1-800-325-3590.


1 The 7-day yield is calculated by annualizing dividends paid by the funds during the last 7 days of the 2001 calendar year.

Money Market Funds / Prospectus

Fees and Expenses of the Funds

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                   ALL R SHARE
                                                        CLASS A      CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases               none         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends    none         none
-------------------------------------------------------------------------------
 Maximum deferred sales charge                           none         none
-------------------------------------------------------------------------------
 Redemption or exchange fees                             none         none
-------------------------------------------------------------------------------


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 CASH MANAGEMENT TRUST
 Management Fees               0.28%   0.28%   0.28%   0.28%   0.28%    0.28%
 Distribution and/or Service
(12b-1) Fees/2/                0.07%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.24%   0.24%   0.44%   0.30%   0.22%    0.17%
 Total Annual Fund Operating   0.59%   1.52%   1.47%   1.08%   0.75%    0.45%
Expenses
-------------------------------------------------------------------------------
 U.S. TREASURY MONEY FUND

 Management Fees               0.30%   0.30%   0.30%   0.30%   0.30%    0.30%
 Distribution and/or Service
(12b-1) Fees/2/                0.10%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.26%   0.25%   0.45%   0.31%   0.23%    0.18%
 Total Annual Fund Operating   0.66%   1.55%   1.50%   1.11%   0.78%    0.48%
Expenses
-------------------------------------------------------------------------------


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.15%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

                                                Money Market Funds / Prospectus

EXAMPLE

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                              ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 CASH MANAGEMENT TRUST
 Class A                        $ 60       $189         $329       $  738
 R-1                            $155       $480         $829       $1,813
 R-2                            $150       $465         $803       $1,757
 R-3                            $110       $343         $595       $1,317
 R-4                            $ 77       $240         $417       $  930
 R-5                            $ 46       $144         $252       $  567
 U.S. TREASURY MONEY FUND
 Class A                        $ 67       $211         $368       $  822
 R-1                            $158       $490         $845       $1,845
 R-2                            $153       $474         $818       $1,791
 R-3                            $113       $353         $612       $1,352
 R-4                            $ 80       $249         $433       $  966
 R-5                            $ 49       $154         $269       $  604

Money Market Funds / Prospectus

Investment Objectives, Strategies and Risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's investments.

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fee paid by the funds, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

                                                Money Market Funds / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

Each fund's net asset value is the value of a single share. Each fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Money Market Funds / Prospectus

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales Charges

CLASS A SHARES

Class A shares of the money market funds are sold without an initial sales charge. However, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

                                                Money Market Funds / Prospectus

Plans of Distribution

Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3, and R-4 shares, respectively. A portion (up to 0.15% for Class A shares and 0.25% for Class R shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
 Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the funds to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

Money Market Funds / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand each fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with each fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the statement of additional information, which is available upon request.

CASH MANAGEMENT TRUST


                                                   CLASS A
                                           YEAR ENDED SEPTEMBER 30
                                  2001      2000     1999     1998      1997
 NET ASSET VALUE, BEGINNING OF  $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
YEAR
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income            .045/1/   .055/1/   .045     .050      .049
 LESS DISTRIBUTIONS:
 Dividends from net investment   (.045 )   (.055 )   (.045)   (.050)    (.049)
income
 NET ASSET VALUE, END OF YEAR   $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00
-------------------------------------------------------------------------------
 TOTAL RETURN                     4.63 %    5.66 %    4.59%    5.15%     5.03%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in    $7,075    $5,417    $5,863   $4,604    $3,527
millions)
-------------------------------------------------------------------------------
 Ratio of expenses to average      .59 %     .61 %     .58%     .58%      .57%
net assets
-------------------------------------------------------------------------------
 Ratio of net income to           4.48 %    5.53 %    4.52%    5.02%     4.93%
average net assets


1 Based on average shares outstanding.

                                                Money Market Funds / Prospectus

U.S. TREASURY MONEY FUND


                                                     CLASS A
                                             YEAR ENDED SEPTEMBER 30
                                      2001     2000     1999    1998     1997
 NET ASSET VALUE, BEGINNING OF YEAR  $1.00    $1.00    $1.00   $1.00    $1.00
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                .042/1/  .049/1/  .039    .045     .046
 LESS DISTRIBUTIONS:
 Dividends from net investment       (.042)   (.049)   (.039)  (.045)   (.046)
income
 NET ASSET VALUE, END OF YEAR        $1.00    $1.00    $1.00   $1.00    $1.00
-------------------------------------------------------------------------------
 TOTAL RETURN                         4.27%    5.00%    4.00%   4.63%    4.71%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in          $489     $369     $467    $356     $279
millions)
-------------------------------------------------------------------------------
 Ratio of expenses to average net      .66%     .62%     .59%    .59%     .53%
assets
-------------------------------------------------------------------------------
 Ratio of net income to average net   4.12%    4.81%    3.95%   4.49%    4.61%
assets


1 Based on average shares outstanding.

Money Market Funds / Prospectus

NOTES

                                                Money Market Funds / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER           American Funds Service Company
          SERVICES                  800/421-0180
          FOR RETIREMENT PLAN       Call your employer or plan
          SERVICES                  administrator
          FOR DEALER SERVICES       American Funds Distributors
                                    800/421-9900
                                    American FundsLine(R)
          FOR 24                    800/325-3590
          -HOUR INFORMATION         American FundsLine OnLine(R)
                                    www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-2380
RPMMF-010-0502/RRD                         Investment Company File No. 811-6235
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust

                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                  May 15, 2002

This document is not a prospectus but should be read in conjunction with the current Retirement Plan prospectus of The Cash Management Trust of America ("CMTA") and The U.S. Treasury Money Fund of America ("CTRS") dated May 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Funds . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       22
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       27
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       29
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Shareholder Account Services and Privileges . . . . . . . . . . . .       30
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       31
General Information . . . . . . . . . . . . . . . . . . . . . . . .       31
Class A Share Investment Results and Related Statistics . . . . . .       33
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Financial Statements




                          Money Market Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 35 days or less.

U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 90 days or less.

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


INVESTMENT POLICIES - CMTA may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc., IBCA Limited and IBCA Inc. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase.
 Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be


                          Money Market Funds - Page 2
comparable quality to those rated in the highest category, will be limited to 5% of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. It is the current policy of CMTA to invest only in instruments rated in the highest short-term rating category by Moody's and S&P or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with the U.S. government, its agencies or instrumentalities as to the payment of principal and interest. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.


THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:


COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper).


COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.


SAVINGS ASSOCIATION OBLIGATIONS: Bank notes and certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


                          Money Market Funds - Page 3

CORPORATE BONDS AND NOTES: Corporate obligations that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA may currently invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by S&P or by Moody's. See the Appendix for a description of high-quality ratings by S&P and Moody's.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


THE U.S. TREASURY MONEY FUND OF AMERICA
---------------------------------------

LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


REPURCHASE AGREEMENTS - Although CTRS has no current intention of doing so during the next 12 months, the fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.


THE CASH MANAGEMENT TRUST OF AMERICA AND THE U.S. TREASURY MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS - The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA they include: (1) commercial paper (notes issued by corporations, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper)),
(2) commercial bank obligations such as certificates of deposit, bank notes, and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. government, its agencies or instrumentalities, and (5) corporate bonds and notes. CMTA may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the U.S., they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic, or


                          Money Market Funds - Page 4
governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.


CTRS may invest in instruments that include U.S. Treasury bills, notes, and bonds.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


"PUT" SECURITIES - CMTA may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The fund may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The fund will enter into these transactions only with issuers, banks, or broker-dealers that are determined by Capital Research and Management Company to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the fund might be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the fund may invest in such securities.


MATURITY - Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and "put" securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. CMTA and CTRS currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less and 90 days or less, respectively.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for


                          Money Market Funds - Page 5
leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


CMTA may not:
         ---


1. Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations--all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale


                          Money Market Funds - Page 6
of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.


For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.) For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the Investment Company Act of 1940. For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. These policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


CTRS may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

 3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;


                          Money Market Funds - Page 7

 5.  Sell securities short;

 6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

 8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred


                          Money Market Funds - Page 8
compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases. For purposes of Investment Restriction #15, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are not deemed fundamental and may be changed by the Board of Trustees without shareholder approval.


                          Money Market Funds - Page 9

                            MANAGEMENT OF THE FUNDS

BOARDS OF TRUSTEES AND OFFICERS

                                    YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE        FUNDS    OF THE FUNDS/1/            PAST 5 YEARS              TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999         Corporate Director and author;           14            Carnival Corporation
 Jr.                                                former United States
 Age: 67                                            Ambassador to Spain; former
                                                    Vice Chairman, Knight Ridder,
                                                    Inc.; former Chairman and
                                                    Publisher, The Miami Herald
                                                               ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1976         Private Investor; former                 19            Ducommun
 Christie                                           President and Chief Executive                          Incorporated;IHOP
 Age: 68                                            Officer, The Mission Group                             Corporation;Southwest
                                                    (non-utility holding company                           Water Company;Valero
                                                    subsidiary of Southern                                 L.P.
                                                    California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994         CEO and President, The Earth             12            Allegheny
 Age: 53                                            Technology Corporation                                 Technologies;BF
                                                    (international consulting                              Goodrich;Teledyne
                                                    engineering)                                           Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1989         Managing Director, Senior                16            None
 Age: 66                                            Resource Group LLC
                                                    (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994         President, Fuller Consulting             13            None
 Age: 55                                            (financial management
                                                    consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1991         Chairman and CEO, AECOM                  13            Southwest Water Company
 Age: 67                                            Technology Corporation
                                                    (engineering, consulting and
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999         President, The Sanchez Family            12            None
 Age: 58                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                          Money Market Funds - Page 10

                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE         FUNDS      OF THE FUNDS/1/           OF THE FUNDS              TRUSTEE SERVES       BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan        Trustee       1996             President (retired), The                 7            None
 Age: 66                                             Capital Group Companies,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             President,    CMTA: 1976 -     Senior Vice President and               12            None
 Goldstine            PEO           1978; 1981       Director, Capital Research
 Age: 72              and           CTRS:1991        and Management Company
                      Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman      CMTA: 1985       Executive Vice President and            16            None
 Jr.                  of the        CTRS: 1990       Director, Capital Research
 Age: 53              Board and                      and Management Company;
                      Trustee                        Director, American Funds
                                                     Distributors, Inc.*;
                                                     Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------




                          Money Market Funds - Page 11

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                              POSITION          YEAR FIRST ELECTED                   PAST 5 YEARS AND POSITIONS HELD
                              WITH THE              AN OFFICER                          WITH AFFILIATED ENTITIES
     NAME AND AGE              FUNDS             OF THE FUNDS/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Teresa S. Cook            Vice President              1991            Senior Vice President - Investment Management Group,
 Age: 49                                                               Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer         Vice President              1994            Vice President and Secretary, Capital Research and
 Age: 47                                                               Management Company; Secretary, American Funds Distributors,
                                                                       Inc.*; Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Karen F. Hall               Assistant                 1999            Assistant Vice President - Investment Management Group,
 Age: 36                   Vice President                              Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary              CMTA: 1982         Vice President - Fund Business Management Group, Capital
 Age: 53                                            CTRS: 1991         Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman           Treasurer                 2000            Vice President - Fund Business Management Group, Capital
 Age: 31                                                               Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick         Assistant                 1994            Assistant Vice President - Fund Business Management Group,
 Age: 37                     Secretary                                 Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony W. Hynes,           Assistant             CMTA: 1993          Vice President - Fund Business Management Group, Capital
 Jr.                         Treasurer             - 2000; 2001        Research and Management Company
 Age: 39                                            CTRS: 2001
-----------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or its affiliated entities (including each fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                          Money Market Funds - Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                         OWNED IN ALL FUNDS
                                                       WITHIN AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                 BY TRUSTEE
--------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
--------------------------------------------------------------------------------
 Richard G. Capen, Jr.     CMTA:   Over $100,000            Over $100,000
                                 CTRS: None
--------------------------------------------------------------------------------
 H. Frederick Christie     CMTA: $10,001 - $50,000          Over $100,000
                                 CTRS: None
--------------------------------------------------------------------------------
 Diane C. Creel              CMTA: $1 - $10,000           $10,001 - $50,000
                             CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 Martin Fenton               CMTA: $1 - $10,000             Over $100,000
                                 CTRS: None
--------------------------------------------------------------------------------
 Leonard R. Fuller         CMTA: $10,001 - $50,000       $50,001 - $100,000
                             CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 Richard G. Newman           CMTA: $1 - $10,000             Over $100,000
                             CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 Frank M. Sanchez            CMTA: $1 - $10,000           $10,001 - $50,000
                             CTRS: $1 - $10,000
--------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
--------------------------------------------------------------------------------
 Don R. Conlan               CMTA: Over $100,000            Over $100,000
                                 CTRS: None
--------------------------------------------------------------------------------
 Abner D. Goldstine          CMTA: Over $100,000            Over $100,000
                            CTRS: Over $100,000
--------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          CMTA: Over $100,000            Over $100,000
                          CTRS: $50,001 - $100,000
--------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or its affiliated entities (including each fund's principal underwriter).

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2001

No compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of CMTA - $4,000 and CTRS - $900 to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended; $2,520 per Contracts Committee meeting attended; and $1,000 per Audit and Nominating Committee meeting attended. Certain of the funds' trustees may also serve as Committee members for other American Funds whose Committees


                          Money Market Funds - Page 13
meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Trustees who are not affiliated with the Investment Adviser.



                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE FUNDS             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Richard G. Capen,            $7,675/3  /CMTA                     $ 94,620/3/
 Jr.                          $3,175/3/  CTRS
------------------------------------------------------------------------------------------
 H. Frederick                 $7,675  CMTA                        $199,620
 Christie                     $3,175  CTRS
------------------------------------------------------------------------------------------
 Diane C. Creel               $7,133  CMTA                        $ 51,600
                              $   2,633  CTRS
------------------------------------------------------------------------------------------
 Martin Fenton                $7,343/3/  CMTA                     $183,120/3/
                              $2,843/3/  CTRS
------------------------------------------------------------------------------------------
 Leonard R. Fuller            $7,675  CMTA                        $ 80,120
                              $3,175  CTRS
------------------------------------------------------------------------------------------
 Richard G. Newman            $7,343  CMTA                        $116,120
                              $2,843  CTRS
------------------------------------------------------------------------------------------
 Frank M. Sanchez             $7,343/  /CMTA                      $ 55,120
                              $2,843  CTRS
------------------------------------------------------------------------------------------


1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the funds in 1993/1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2001 fiscal year for participating Trustees is as follows: Richard G. Capen ($3,642
  - CMTA and $1,773 - CTRS) and Martin Fenton ($5,047 - CMTA and $1,110 - CTRS). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustees.

As of April 15, 2002, the officers and Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


                  FUND ORGANIZATION AND THE BOARD OF TRUSTEES

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976 and CTRS on December 19, 1990).


                          Money Market Funds - Page 14

All fund operations are supervised by each fund's Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


The funds have several different classes of shares, including Class A, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in each fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of each fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The funds have an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee oversees the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent accountants and the full Board of Trustees. There were two Audit Committee meetings held during the 2001 fiscal year.


The funds have a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between each fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the funds may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. There was one Contracts Committee meeting during the 2001 fiscal year.


The funds have a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition,


                          Money Market Funds - Page 15
responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates candidates for independent trustees to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the funds, c/o the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There was one Nominating Committee meeting during the 2001 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the Investment Adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.


The CMTA Agreement will continue in effect until May 31, 2003, unless sooner terminated, and the CTRS Agreement will continue in effect until October 31,
 2002, unless sooner terminated. Each Agreement   may be renewed from year to
year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the funds, and
(ii) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the Investment Adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


In determining whether to renew the Agreements each year, the Contracts Committee of each fund's Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full


                          Money Market Funds - Page 16

Board of Trustees. At its most recent meeting, the Committees considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the funds, fees and expenses borne by the funds, and financial results of the Investment Adviser.


In reviewing the quality of services provided to the funds, the Committees noted that the investment results for CMTA and CTRS were slightly below the average for each fund's peer group during 2000 and for the five- and ten-year periods ended December 31, 2001. In discussing each fund's results during 2001, it was observed that the relatively high credit quality of each fund's portfolio could cause its results to lag behind its peers on occasion. The Committees also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to each fund.


In reviewing the fees and expenses borne by each fund, the Committees noted, among other things, that each fund's advisory fees over various periods (as a percentage of its average net assets) were at or below the median for the relevant peer group. The Committees observed that although total expenses for the funds were slightly above the relevant medians, they were well within the range of expenses for comparable funds. The Committees also considered steps taken in recent years by the Investment Adviser to help control the funds' transfer agency expenses.


Based on their review, the Committees and the Boards concluded that the advisory fees and other expenses of each fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the funds, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the funds. The funds pay all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to their shareholders; taxes; expenses of the issuance and redemption of shares of the funds (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:


     Cash Management Trust: 0.32% on the first $1 billion of average daily net assets; plus 0.29% on average daily net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

     U.S. Treasury Money Fund: 0.30% on the first $800 million of average daily net assets; plus 0.285% on average daily net assets in excess of $800 million.


                          Money Market Funds - Page 17

The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.


CMTA The Agreement provides that the Investment Adviser will reimburse CMTA for
----
any expenses incurred by CMTA in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of preceding year over $30 million. The Investment Advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence.


CTRS The Investment Adviser has agreed that in the event the expenses of the
----
fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the funds' management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received advisory fees from CMTA of $17,312,000, $16,005,000, and $14,593,000, respectively. For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received advisory fees from CTRS of $1,208,000, $1,296,000, and $1,272,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the funds and the Investment Adviser relating to the funds' R share classes will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the funds may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the funds. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the funds. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the funds' R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the funds' Transfer


                          Money Market Funds - Page 18

Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the funds' applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the funds and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the funds' applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of each fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, each fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Each fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Trustees and separately by a majority of the trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the funds include: shareholder services; savings to the funds in transfer agency costs; savings to the funds in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the funds are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Trustees.


Under the Plans, each fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.15% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for


                          Money Market Funds - Page 19

Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares, (i) up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under each fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A               $4,473,000 CMTA             $410,000 CMTA
                              $  385,000 CTRS             $ 36,000 CTRS
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the funds or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                          Money Market Funds - Page 20

                            TAXES AND DISTRIBUTIONS

The following information may or may not apply to you depending on whether you hold fund shares on a non-taxable account, such as a qualified retirement plan.
 Please see your tax adviser for more information.


DAILY INCOME DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.


Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.


The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.


                          Money Market Funds - Page 21

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the funds of the same class. Dividends and capital gains distributed by the funds to a retirement plan currently are not taxable.


     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

STATE TAXES - Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. This minimum does not apply to clients of the Personal Investment Management division of Capital Guardian Trust Company. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the funds' prospectus and statement of additional information) authorized to sell the funds' shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUNDS AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.


                          Money Market Funds - Page 22

EXCHANGES - Shares of the funds generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the funds may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                          Money Market Funds - Page 23

 [This page is intentionally left blank for this filing.]

                          Money Market Funds - Page 24

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                    none       none          none
----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


                          Money Market Funds - Page 25

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


                          Money Market Funds - Page 26

For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.


                          Money Market Funds - Page 27

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased


                          Money Market Funds - Page 28
     through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.


                                PRICE OF SHARES

The price you pay for fund shares (normally $1.00) is the net asset value per share which is calculated once daily at the normal close of trading (currently approximately 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the funds' officers. The New York Stock Exchange is currently closed on weekends and on the following holidays:


                          Money Market Funds - Page 29

New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. Government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.


1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.


Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The funds' Declaration of Trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the


                          Money Market Funds - Page 30
fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the funds' portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the Investment Adviser. The funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $10,781,000 and $753,000, by CMTA and CTRS for Class A shares, respectively, for the 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent accountants is reviewed and determined annually by the Board of Trustees.


                          Money Market Funds - Page 31

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds, Capital Research and Management Company and its affiliated companies, including the funds' principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the funds may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where each fund was organized and California where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                          Money Market Funds - Page 32

                   INVESTMENT RESULTS AND RELATED STATISTICS

Each fund may from time to time provide yield information or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:


     Seven-day yield = (net change in account value x /365//\\7\\)

     Effective yield* = ([1 + (net change in account value) /1//\\7\\]/365/) - 1

     *The effective yield will assume a year's compounding of the seven-day yield.

CMTA Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2001 are calculated as follows:

ASSUMPTIONS:

     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2001: $1.0005193

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:               $1.0005193

          Less beginning account value:  $1.0000000

          Net change in account value:    $0.0005193

     Seven-day yield  =  (0.0005193 X 365/7)            =   2.71%

     Effective yield     =   ([1 + (0.0005193) /1//\\7\\]/365/) - 1  =  2.74%

CTRS Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2001 are calculated as follows:


                          Money Market Funds - Page 33

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2001: $1.0004961

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:               $1.0004961

          Less beginning account value:  $1.0000000

          Net change in account value:    $0.0004961

     Seven-day yield  =  (0.0004961 X 365/7)            =   2.59%

     Effective yield      =  ([1 + (0.0004961)/1//\\7\\]/365/) - 1      =
       2.62%

Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 463.1% (for the period 11/3/76 through 9/30/01) and the lifetime return of CTRS was 54.9% (for the period 2/1/91 through 9/30/01).


Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.


                          Money Market Funds - Page 34

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S ratings of commercial paper are graded into four categories
-----------------
ranging from "A" for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by


                          Money Market Funds - Page 35
a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


                          Money Market Funds - Page 36

AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."


                          Money Market Funds - Page 37

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                                  Note Ratings

S&P: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."


                          Money Market Funds - Page 38

The Cash Management Trust of America
Investment Portfolio, September 30, 2001



                                                                                Principal       Market
                                                                    Yield at       Amount        Value
                                                                 Acquisition        (000)        (000)

Certificates of Deposit  -  2.38%
ABN AMRO Bank NV
  October 2, 2001                                                        3.53     $50,000      $50,000
Bayerische Hypo-und Vereinsbank AG
  October 2, 2001                                                        3.58       20,000       20,000
Toronto-Dominion Bank
  October 2, 2001                                                        3.51       25,000       25,000
  October 24, 2001                                                       2.52       75,000       75,000
Total certificates of deposit                                                                   170,000

Commercial Paper  - 65.84%
AB Spintab
  October 3, 2001                                                        3.58       50,000       49,985
  October 11, 2001                                                       3.52       25,000       24,973
  November 20, 2001                                                      2.47       25,000       24,913
Abbey National North America
  October 24, 2001                                                       2.43       50,000       49,919
Abbott Laboratories (1)
  October 18, 2001                                                       3.46       50,000       49,914
AIG Funding Inc.
  October 18, 2001                                                       2.65       25,000       24,967
Alcoa Inc.
  October 12, 2001                                                       3.23       44,500       44,452
  October 19, 2001                                                       3.43       30,000       29,946
  November 6, 2001                                                       3.45       20,000       19,929
American Express Credit Corp.
  October 9, 2001                                                        3.50       25,000       24,978
  October 10, 2001                                                       3.48       50,000       49,952
American Honda Finance Corp.
  October 10, 2001                                                       3.49       40,000       39,961
  October 11, 2001                                                       3.50       35,000       34,963
  October 31, 2001                                                       2.86       24,000       23,941
Archer Daniels Midland Co.(1)
  October 9, 2001                                                        3.51       30,000       29,974
Asset Securitization Cooperative Corp.(1)
  October 18, 2001                                                       2.45       25,000       24,969
  October 23, 2001                                                       2.96       60,000       59,887
  November 7, 2001                                                       2.61       25,000       24,931
Bank of Nova Scotia
  October 10, 2001                                                       3.53       25,000       24,976
  November 26, 2001                                                      2.52       25,000       24,901
Bayer Corp.(1)
  October 9, 2001                                                        3.52       25,000       24,978
BellSouth Corp.(1)
  October 5, 2001                                                        3.55       30,000       29,985
  October 22, 2001                                                       2.98       75,000       74,864
  October 25, 2001                                                       3.44       20,000       19,952
  November 1, 2001                                                       2.66       25,000       24,937
BMW US Capital Corp.
  October 3, 2001                                                        3.47       50,000       49,986
  November 26, 2001                                                      2.53       25,000       24,900
BNP Paribas Finance, Inc.
  November 5, 2001                                                       3.45       25,000       24,914
Bristol-Myers Squibb Co.(1)
  October 25, 2001                                                       2.63       25,000       24,951
Canadian Wheat Board
  November 5, 2001                                                       3.42       50,000       49,830
CBA (Delaware) Finance Inc.
  October 4, 2001                                                        3.53       35,000       34,986
Chevron U.K. Investment PLC
  November 5, 2001                                                       3.45       20,000       19,931
Coca-Cola Co.
  October 9, 2001                                                        3.44       50,000       49,957
Colgate-Palmolive Co. (1)
  October 15, 2001                                                       3.41       25,500       25,464
Corporate Asset Funding Co. Inc.(1)
  October 3, 2001                                                        2.40       17,500       17,497
  October 24, 2001                                                       3.01       50,000       49,900
  October 26, 2001                                                       3.42       45,000       44,889
  November 1, 2001                                                       2.61       12,500       12,471
Diageo Capital PLC(1)
  October 4, 2001                                                        3.53       25,000       24,990
  October 19, 2001                                                       3.43       25,000       24,955
E.I. du Pont de Nemours & Co.
  October 2, 2001                                                        2.90       15,000       14,998
  October 5, 2001                                                        3.00       50,000       49,979
  October 11, 2001                                                       2.75       60,000       59,950
E.W. Scripps Co.(1)
  October 2, 2001                                                        3.57       20,000       19,996
Emerson Electric Co.(1)
  October 26, 2001                                                       2.51       50,000       49,910
Equilon Enterprises LLC
  October 16, 2001                                                       3.43       50,000       49,924
  October 18, 2001                                                       3.01       16,400       16,375
  October 22, 2001                                                       2.45       15,000       14,978
  October 23, 2001                                                       3.39        5,000        4,989
  November 2, 2001                                                       2.58       14,000       13,967
Estee Lauder Companies Inc.(1)
  October 5, 2001                                                        3.00       13,300       13,294
  October 11, 2001                                                       3.49        5,500        5,494
  November 2, 2001                                                       3.43        6,200        6,181
Export Development Corp.
  October 15, 2001                                                       3.42       25,000       24,965
  October 25, 2001                                                       2.36       25,000       24,959
Exxon Imperial U.S. Inc.(1)
  October 10, 2001                                                       3.01       30,000       29,975
Gannett Co., Inc.(1)
  October 12, 2001                                                       3.44       50,000       49,943
  October 16, 2001                                                       2.45       75,000       74,918
Gaz de France
  October 5, 2001                                                        3.51       25,000       24,988
General Electric Capital Corp.
  October 31, 2001                                                       3.46       50,000       49,852
  November 16, 2001                                                      2.41       75,000       74,765
Glaxo Wellcome PLC (1)
  November 2, 2001                                                       3.03       75,000       74,792
H.J. Heinz Finance Co.(1)
  October 9, 2001                                                        2.65       20,167       20,154
  October 12, 2001                                                       2.96       50,000       49,951
Halifax PLC
  October 29, 2001                                                       2.51       50,000       49,899
Hershey Foods Corp.
  October 18, 2001                                                       2.35       25,000       24,971
Household Finance Corp.
  October 12, 2001                                                       3.48       40,000       39,954
  October 25, 2001                                                       3.47       35,000       34,916
  November 2, 2001                                                       2.91       50,000       49,867
IBM Credit Corp.
  October 2, 2001                                                        3.47       50,000       49,990
International Lease Finance Corp.
  October 24, 2001                                                       3.43       30,000       29,932
  October 29, 2001                                                       3.43       40,000       39,890
John Hancock Capital Corp.(1)
  October 9, 2001                                                        3.48       15,000       14,987
  November 26, 2001                                                      2.54       10,000        9,960
J.P. Morgan Chase & Co.
  October 11, 2001                                                       3.50       25,000       24,973
  October 16, 2001                                                       3.48       25,000       24,962
  October 23, 2001                                                       3.46       50,000       49,890
  October 25, 2001                                                       2.46       25,000       24,957
KfW International Finance Inc.
  October 4, 2001                                                        3.57       25,000       24,990
Kimberly-Clark Worldwide Inc. (1)
  October 18, 2001                                                       3.01       20,000       19,970
Lloyds Bank PLC
  October 26, 2001                                                       3.44       75,000       74,815
Marsh USA Inc.(1)
  October 26, 2001                                                       3.42       25,000       24,939
Merck & Co., Inc.
  October 19, 2001                                                       3.38       25,000       24,956
  October 22, 2001                                                       2.89       50,000       49,912
  October 25, 2001                                                       3.44       50,000       49,881
Monsanto Co. (1)
  October 24, 2001                                                       2.89       30,000       29,942
Monte Rosa Capital Corp.(1)
  October 18, 2001                                                       2.99       39,000       38,942
  October 22, 2001                                                       2.61       20,000       19,968
  October 23, 2001                                                       2.49       25,000       24,960
  October 29, 2001                                                       2.76       41,000       40,909
Novartis Finance Corp. (1)
  October 9, 2001                                                        3.43       25,000       24,979
Pfizer Inc. (1)
  October 12, 2001                                                       3.45       25,000       24,971
  November 26, 2001                                                      2.51       50,000       49,802
Preferred Receivables Funding Corp.(1)
  October 9, 2001                                                        3.50       45,000       44,961
  October 15, 2001                                                       3.00       50,000       49,938
  October 19, 2001                                                       2.56       25,000       24,966
Private Export Funding Corp.(1)
  October 5, 2001                                                        3.49       22,000       21,989
  October 11, 2001                                                       3.48       28,000       27,970
Procter & Gamble Co.
  October 4, 2001                                                        3.45       50,000       49,981
  October 25, 2001                                                       2.46       50,000       49,915
Rio Tinto America, Inc.(1)
  October 12, 2001                                                       3.49       10,000        9,988
  November 2, 2001                                                       3.42       30,000       29,906
  November 21, 2001                                                      2.46       20,000       19,929
Royal Bank of Canada
  October 5, 2001                                                        3.50       35,000       34,983
SBC Communications Inc.(1)
  October 11, 2001                                                       3.50       25,000       24,973
  November 20, 2001                                                      2.41       50,000       49,830
  November 26, 2001                                                      2.51       25,000       24,901
Societe Generale N.A. Inc.
  October 22, 2001                                                       2.43       50,000       49,926
Sony Capital Corp.(1)
  October 16, 2001                                                       3.49       30,000       29,954
  October 25, 2001                                                       2.96       25,000       24,949
Svenska Handelsbanken Inc.
  October 2, 2001                                                        3.50       50,000       49,990
  October 9, 2001                                                        3.52       25,000       24,978
Texaco Inc.
  October 10, 2001                                                       3.49       50,000       49,952
Textron Inc. (1)
  October 26, 2001                                                       2.54       25,000       24,954
Three Rivers Funding Corp.(1)
  October 1, 2001                                                        3.54       20,000       19,998
  October 2, 2001                                                        3.53       28,036       28,031
  October 4, 2001                                                        3.51       50,000       49,981
  October 15, 2001                                                       2.96       25,000       24,969
Toyota Motor Credit Corp. (1)
  November 2, 2001                                                       2.86       50,000       49,869
Tribune Co.(1)
  October 12, 2001                                                       3.50       35,000       34,959
  October 26, 2001                                                       2.47       20,000       19,964
  October 29, 2001                                                       2.61       10,000        9,978
Triple-A One Funding Corp.(1)
  October 1, 2001                                                        3.50       50,000       49,995
  October 4, 2001                                                        3.01       25,000       24,992
  October 17, 2001                                                       3.51       50,000       49,917
UBS Finance (Delaware) Inc.
  October 16, 2001                                                       3.48       50,000       49,923
Unilever Capital Corp.(1)
  October 11, 2001                                                       3.03       25,000       24,977
  October 12, 2001                                                       3.41       25,000       24,972
United Parcel Service of America, Inc.
  October 12, 2001                                                       2.56       25,000       24,979
United Technologies Corp. (1)
  October 5, 2001                                                        3.61       25,000       24,988
Verizon Network Funding Co.
  October 9, 2001                                                        3.01       35,000       34,974
  October 10, 2001                                                       3.41       20,000       19,981
  October 22, 2001                                                       3.36       15,000       14,969
  November 7, 2001                                                       3.35       30,000       29,894
  November 27, 2001                                                      2.52       20,000       19,916
Wachovia Corp.
  October 5, 2001                                                        3.45       25,000       24,988
Wells Fargo & Co.
  October 26, 2001                                                       2.90       50,000       49,896
  November 15, 2001                                                      2.39       50,000       49,848
Westpac Trust Securities NZ Ltd.
  October 10, 2001                                                       3.51       50,000       49,951
  November 27, 2001                                                      2.51       25,000       24,896
Total Commercial Paper                                                                        4,699,887


Federal Agency Discount Notes  -  27.79%
Fannie Mae
  October 1, 2001                                                        3.55      100,000       99,990
  October 2, 2001                                                        3.55       50,000       49,990
  October 3, 2001                                                        3.58       50,000       49,985
  October 4, 2001                                                        3.53       50,000       49,980
  October 5, 2001                                                        3.47       30,000       29,986
  November 1, 2001                                                       3.35       75,000       74,779
  November 2, 2001                                                       3.29       25,000       24,925
  November 8, 2001                                                       3.32       50,000       49,821
  November 9, 2001                                                       2.31      100,000       99,745
  November 15, 2001                                                      2.06       50,000       49,869
  November 21, 2001                                                      2.51       25,000       24,910
Federal Farm Credit Bank
  October 15, 2001                                                       3.31       20,000       19,973
  November 26, 2001                                                      2.46       20,000       19,920
Federal Home Loan Banks
  October 1, 2001                                                        3.44       42,400       42,396
  October 3, 2001                                                        3.58       50,000       49,985
  October 5, 2001                                                        3.52       50,000       49,976
  October 12, 2001                                                       3.46       50,000       49,943
  October 17, 2001                                                       3.38       50,000       49,921
  October 19, 2001                                                       3.39       21,200       21,162
  October 26, 2001                                                       3.41       50,000       49,877
  October 31, 2001                                                       2.55       60,000       59,869
Freddie Mac
  October 2, 2001                                                        3.47       50,000       49,990
  October 12, 2001                                                       2.70       50,000       49,955
  October 16, 2001                                                       3.40      100,000       99,850
  October 19, 2001                                                       2.30       50,000       49,939
  October 23, 2001                                                       3.43       97,700       97,487
  October 30, 2001                                                       3.39      150,000      149,579
  November 6, 2001                                                       3.12      125,000      124,580
  November 13, 2001                                                      2.49       38,100       37,985
  November 20, 2001                                                      2.55      108,000      107,611
Sallie Mae (2)
  November 15, 2001                                                      2.80       30,000       30,000
  December 20, 2001                                                      2.73       40,000       40,000
  January 17, 2002                                                       2.61       30,000       29,989
Tennessee Valley Authority
  October 11, 2001                                                       3.43       50,000       49,948
  October 26, 2001                                                       3.42       50,000       49,877
Total Federal Agency Discount Notes                                                           1,983,792

U.S. Treasuries  -  1.40%
U.S. Treasury Bills
  October 4, 2001                                                        3.52       50,000       49,981
  October 11, 2001                                                       3.40       50,000       49,949
Total U.S. Treasury Securities                                                                   99,930

Other  -  2.56%
International Bank for Reconstruction and
 Development
  October 16, 2001                                                       3.44       72,800       72,689
  October 19, 2001                                                       2.62       50,000       49,931
  November 20, 2001                                                      2.51       60,000       59,787
Total Other                                                                                     182,407



Total Investment Securities:                                                                  7,136,016
(cost: $7,136,045,000)
Excess of cash and receivables over payables                                                      2,244

NET ASSETS                                                                                   $7,138,260

(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are as liquid as unrestricted securities in the portfolio.
(2) Coupon rate changes periodically;
    "yield at acquisition" reflects current
     coupon rate.

See Notes to Financial Statements

The Cash Management Trust of America
Financial statements

Statement of assets and liabilities
at September 30, 2001                                           (dollars in      thousands)
Assets:
 Investment securities at market
  (cost: $7,136,045)                                                             $7,136,016
 Cash                                                                                 1,882
 Receivables for -
  Sales of fund's shares                                             70,047
  Dividends and interest                                              1,445
  Other                                                                   4          71,496
                                                                                  7,209,394
Liabilities:
 Payables for -
  Repurchases of fund's shares                                       67,232
  Dividends on fund's shares                                            827
  Management services                                                 1,538
  Other expenses                                                      1,537          71,134
Net assets at September 30, 2001                                                 $7,138,260


 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
 Class A shares:
  Net assets                                                                     $7,075,224
  Shares outstanding                                                          7,075,250,923
  Net asset value per share                                                           $1.00
 Class B shares:
  Net assets                                                                        $46,295
  Shares outstanding                                                             46,295,699
  Net asset value per share                                                           $1.00
 Class C shares:
  Net assets                                                                        $13,336
  Shares outstanding                                                             13,336,386
  Net asset value per share                                                           $1.00
 Class F shares:
  Net assets                                                                         $3,405
  Shares outstanding                                                              3,405,746
  Net asset value per share                                                           $1.00




Statement of operations
for the year ended September 30, 2001                           (dollars in      thousands)
Investment income:
 Income:
  Interest                                                                         $311,920

 Expenses:
  Management services fee                                            17,312
  Distribution expenses - Class A                                     4,473
  Distribution expenses - Class B                                       100
  Distribution expenses - Class C                                        12
  Distribution expenses - Class F                                         3
  Transfer agent fee - Class A                                       10,781
  Transfer agent fee - Class B                                           20
  Administrative services fees - Class C                                  4
  Administrative services fees - Class F                                  3
  Reports to shareholders                                               216
  Registration statement and prospectus                                 675
  Postage, stationery and supplies                                    2,064
  Trustees' fees                                                         53
  Auditing and legal fees                                                53
  Custodian fee                                                         284
  Taxes other than federal income tax                                    76
  Other expenses                                                         70          36,199
Net investment income                                                               275,721

Unrealized appreciation on investments:
   Net unrealized appreciation on investments                                            21
 Net increase in net assets resulting
  from operations                                                                  $275,742





Statement of changes in net assets                              (dollars in      thousands)

                                                                       Year           ended
                                                             September 30,    September 30,
                                                                        2001            2000
Operations:
Net investment income                                              $275,721        $311,066
Net unrealized appreciation (depreciation)
 on investments                                                          21             (82)
 Net increase in net assets
  resulting from operations                                         275,742         310,984
Dividends paid to shareholders
Dividends from net investment income:
 Class A                                                           (275,386)       (310,985)
 Class B                                                               (337)            (10)
 Class C                                                                (26)              0
 Class F                                                                (43)              0
  Total dividends                                                  (275,792)       (310,995)

Capital share transactions:
Proceeds from shares sold                                        15,957,398      15,732,691
Proceeds from shares issued in reinvestment
 of net investment income dividends                                 255,470         285,391
Cost of shares repurchased                                      (14,492,556)    (16,463,123)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                 1,720,312        (445,041)
Total increase (decrease) in net assets                           1,720,262        (445,052)

Net assets:
Beginning of year                                                 5,417,998       5,863,050
End of year
                                                                 $7,138,260      $5,417,998

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers four classes of shares as described below:

Class A shares are sold without an initial sales charge.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission ("SEC") rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual baSIS. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned by the fund.

As of September 30, 2001, the cost of investment securities for book and federal income tax reporting purposes was $7,136,045,000. Net unrealized depreciation on investments aggregated $29,000, all of which related to depreciated securities.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

The fee of $17,312,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.320% per annum of the first $1 billion of net assets decreasing to 0.270% of such assets in excess of $2 billion. For the year ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.281% of average net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.15% for Class A shares, 0.90% for Class B shares, 1.00% for Class C shares, and up to 0.50% for Class F shares.

All share classes may use a portion (0.15% for Class A and Class B shares and 0.25% for Class C and Class F shares) of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - There are no additional approved categories of expense for Class A shares. For the year ended September 30, 2001, aggregate distribution expenses were $4,473,000, or 0.073% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.15%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended September 30, 2001, aggregate distribution expenses were $100,000, or 0.90% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended September 30, 2001, aggregate distribution expenses were $12,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended September 30, 2001, aggregate distribution expenses were $3,000, or 0.25% of average daily net assets attributable to Class F shares.

As of September 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $438,000.

TRANSFER AGENT FEE - A fee of $10,801,000 was incurred during the year ended September 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $958,000.

ADMINISTRATIVE SERVICES FEES <UNDEF> The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended September 30, 2001, total fees under the agreement were $7,000. As of September 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $2,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $8,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND TRUSTEES - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities,of $54,063,920,000 and $52,620,477,000, respectively, during the year ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended September 30, 2001, the custodian fee of $284,000 includes $10,000 that was paid by these credits rather than in cash.

As of September 30, 2001, net assets consisted of the following:

                                                                        (dollars in thousands)
Capital paid in on shares of beneficial interest                                    $7,138,289
Net unrealized depreciation                                                                (29)
Net assets                                                                          $7,138,260


Capital share transactions in the fund were as follows:

                                                       Year ended                             Year ended
                                                    September 30,                          September 30,
                                                              2001                                   2000
                                                     Amount (000)                Shares     Amount (000)                Shares
Class A Shares:
  Sold                                                $15,815,836        15,815,836,185      $15,730,750        15,730,750,102
  Reinvestment of dividends                               255,149           255,149,335          285,383           285,383,370
  Repurchased                                         (14,412,914)      (14,412,914,174)     (16,461,971)      (16,461,971,145)
   Net increase (decrease) in Class A                   1,658,071         1,658,071,346         (445,838)         (445,837,673)
Class B Shares: (1)
  Sold                                                     70,259            70,258,666            1,941             1,940,764
  Reinvestment of dividends                                   297               296,913                8                 8,464
  Repurchased                                             (25,057)          (25,056,871)          (1,152)           (1,152,237)
   Net increase in Class B                                 45,499            45,498,708              797               796,991
Class C Shares: (2)
  Sold                                                     28,020            28,020,481              -                     -
  Reinvestment of dividends                                    21                20,561              -                     -
  Repurchased                                             (14,705)          (14,704,656)             -                     -
   Net increase in Class C                                 13,336            13,336,386              -                     -
Class F Shares: (2)
  Sold                                                     43,283            43,282,937              -                     -
  Reinvestment of dividends                                     3                 3,031              -                     -
  Repurchased                                             (39,880)          (39,880,222)             -                     -
   Net increase in Class F                                  3,406             3,405,746              -                     -
Total net increase (decrease) in fund                 $ 1,720,312         1,720,312,186      $  (445,041)         (445,040,682)

(1) Class B shares were not offered
    before March 15, 2000.
(2) Class C and Class F shares were
    not offered before March 15, 2001.

Per-share data and ratios

                                                             Class A          Class A          Class A
                                                                Year       ended      September 30,
                                                                 2001             2000             1999
Net asset value, beginning of year                             $1.00            $1.00            $1.00

  Income from investment operations:
    Net investment income                                  .045 (1)         .055 (1)              .045

  Less distributions:
    Dividends from net                                         (.045)           (.055)           (.045)
     investment income


Net asset value, end of year                                   $1.00            $1.00            $1.00

Total return (2)                                                4.63%            5.66%            4.59%

Ratios/supplemental data:

  Net assets, end of year                                     $7,075           $5,417           $5,863
   (in millions)

  Ratio of expenses to average                                   .59%             .61%             .58%
   net assets

  Ratio of net income to average                                4.48%            5.53%            4.52%
    net assets


                                                             Class A          Class A
                                                          Year ended    September 30,
                                                                 1998             1997
Net asset value, beginning of year                             $1.00            $1.00

  Income from investment operations:
    Net investment income                                       .050             .049

  Less distributions:
    Dividends from net                                         (.050)           (.049)
     investment income


Net asset value, end of year                                   $1.00            $1.00

Total return (2)                                                5.15%            5.03%

Ratios/supplemental data:

  Net assets, end of year                                     $4,604           $3,527
   (in millions)

  Ratio of expenses to average                                   .58%             .57%
   net assets

  Ratio of net income to average                                5.02%            4.93%
    net assets


                                                             Class B          Class B
                                                          Year ended      March 15 to
                                                       September 30,    September 30,
                                                                2001         2000 (3)
Net asset value, beginning of period                           $1.00            $1.00

  Income from investment operations:
    Net investment income (1)                                   .037             .027

  Less distributions:
    Dividends from net investment                              (.037)           (.027)
      income

Net asset value, end of period                                 $1.00            $1.00

Total return (2)                                                3.75%            2.73%

Ratios/supplemental data:

  Net assets, end of period                                      $46               $1
    (in millions)

  Ratio of expenses to average                                  1.41%       1.43% (4)
    net assets

  Ratio of net income to average                                3.01%       5.21% (4)
    net assets


                                                             Class C          Class F
                                                         March 15 to      March 15 to
                                                       September 30,    September 30,
                                                            2001 (3)         2001 (3)
Net asset value, beginning of period                           $1.00            $1.00

  Income from investment operations:
    Net investment income (1)                                   .014             .017

  Less distributions:
    Dividends from net investment                              (.014)           (.017)
      income

Net asset value, end of period                                 $1.00            $1.00

Total return (2)                                                1.40%            1.71%

Ratios/supplemental data:

  Net assets, end of period                                      $13               $4
    (in millions)

  Ratio of expenses to average                            1.55% (4)         .80% (4)
    net assets

  Ratio of net income to average                           2.05% (4)        3.09% (4)
    net assets

1) Based on average shares outstanding.
2) Total returns exclude all sales
   charges, including contingent
   deferred sales charges.
3) Based on operations for the
   period shown and, accordingly, not
   representative of a full year
   (unless otherwise noted).
4) Annualized.


Report of Independent Accountants

To the Board of Trustees and Shareholders of The Cash Management Trust of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




The U.S. Treasury Money Fund of America
Investment Portfolio, September 30, 2001

                                                                        Principal    Market
                                                             Yield at      Amount     Value
U.S. Treasury Securities  -  100.01%                      Acquisition       (000)     (000)

U.S. Treasury Bills 10-04-01                            2.59% - 3.61%      $69,295  $ 69,272
U.S. Treasury Bills 10-11-01                            3.38% - 3.53%       27,250    27,221
U.S. Treasury Bills 10-18-01                            2.03% - 3.51%       43,750    43,683
U.S. Treasury Bills 10-25-01                            2.40% - 3.54%       38,065    37,984
U.S. Treasury Bills 11-01-01                            3.38% - 3.52%       38,145    38,031
U.S. Treasury Bills 11-08-01                            3.42% - 3.51%       28,925    28,819
U.S. Treasury Bills 11-15-01                            2.19% - 3.41%       71,630    71,371
U.S. Treasury Bills 11-23-01                            2.24% - 3.42%       30,000    29,892
U.S. Treasury Bills 11-29-01                            3.36% - 3.42%       59,605    59,377
U.S. Treasury Bills 12-06-01                            2.33% - 3.37%       17,220    17,147
U.S. Treasury Bills 12-13-01                            2.32% - 2.45%       31,615    31,465
U.S. Treasury Bills 12-20-01                            2.16% - 2.19%       35,000    34,819

TOTAL INVESTMENT SECURITIES:                                                         489,081
(cost: $488,961,000)
Excess of payables over cash and                                                          30
 receivables

NET ASSETS                                                                          $489,051

See Notes to Financial Statements

The U.S. Treasury Money Fund of America
Financial statements

Statement of assets and liabilities
at September 30, 2001                                                   (dollars in  thousands)

Assets:
  Investment securities at market
    (cost: $488,961)                                                                        $489,081
  Cash                                                                                           604
  Receivables for -
    Sales of fund's shares                                                                     2,201
                                                                                             491,886
Liabilities:
  Payables for -
    Repurchases of fund's shares                                              2,584
    Dividends on fund's shares                                                   40
    Management services                                                         111
    Other expenses                                                              100            2,835
Net assets at September 30, 2001                                                            $489,051

  Shares of beneficial interest issued and
     outstanding - unlimited shares authorized
  Class A shares:
    Shares outstanding                                                               488,913,487
    Net asset value per share                                                                  $1.00


Statement of operations
for the year ended September 30, 2001                                   (dollars in  thousands)
Investment income:
  Income:
    Interest                                                                                 $19,330

  Expenses:
    Management services fee                                                   1,208
    Distribution expenses                                                       385
    Transfer agent fee                                                          753
    Reports to shareholders                                                      15
    Registration statement and prospectus                                        99
    Postage, stationery and supplies                                            103
    Trustees' fees                                                               21
    Auditing and legal fees                                                      33
    Custodian fee                                                                26
    Taxes other than federal income tax                                           6            2,649
  Net investment income                                                                       16,681


Unrealized appreciation on investments:
  Net unrealized appreciation
    on investments                                                                                36
Net increase in net assets resulting
  from operations                                                                            $16,717




Statement of changes in net assets                                      (dollars in  thousands)

                                                                      Year ended
                                                                      September 30    September 30
                                                                          2001            2000
Operations:
  Net investment income                                                     $16,681          $20,880
  Net unrealized appreciation
    on investments                                                               36                6
    Net increase in net assets
      resulting from operations                                              16,717           20,886
Dividends paid to
  shareholders                                                              (16,665)         (20,879)

Capital share transactions:
  Proceeds from shares sold: 757,690,684
     and 840,272,661 shares, respectively                                   757,691          840,272
  Proceeds from shares issued in reinvestment
    of net investment income dividends:
    15,678,228 and 19,526,770 shares, respectively                           15,678           19,527
  Cost of shares repurchased: 653,742,552
    and 957,128,378 shares, respectively                                   (653,743)        (957,128)
    Net increase (decrease) in net assets resulting
      from capital share transactions                                       119,626          (97,329)
Total increase (decrease) in net assets                                     119,678          (97,322)

Net assets:
  Beginning of year                                                         369,373          466,695
  End of year                                                              $489,051         $369,373

See notes to financial statements



NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission ("SEC") rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.


2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned by the fund.

As of September 30, 2001, the cost of investment securities for book and federal income tax reporting purposes was $488,961,000.
Net unrealized depreciation on investments aggregated $120,000; $133,000 related to appreciated securities and $13,000 related to depreciated securities.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,208,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.300% of the first $800 million of daily net assets and 0.285% of such assets in excess of $800 million. For the year ended September 30, 2001, the management services fee was equivalent to an annualized rate of 0.300% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.15%.

The fund may use these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services.

For the year ended September 30, 2001, aggregate distribution expenses were $385,000, or 0.10% of average daily net assets. As of September 30, 2001, aggregate distribution expenses payable to AFD were $36,000.

TRANSFER AGENT FEE - A fee of $753,000 was incurred during the year ended September 30 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of September 30, 2001, aggregate transfer agent fees payable to AFS were $60,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of September 30, 2001, the cumulative amount of these liabilities was $3,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $2,234,680,000 and $2,141,524,000, respectively, during the year ended September 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended September 30, 2001, the custodian fee of $26,000 includes $8,000 that was paid by these credits rather than in cash.

As of September 30, 2001, net assets consisted of the following:

                                                                        (dollars in thousands)
Capital paid in on shares of beneficial interest                                      $488,914
Undistributed net investment income                                                         17
Net unrealized appreciation                                                                120
Net assets                                                                            $489,051

Per-share data and ratios

                                                                 Year       ended       September 30,
                                                                  2001             2000              1999
Net asset value, beginning of year                              $1.00            $1.00             $1.00

  Income from investment operations:

    Net investment income                                    .042 (1)         .049 (1)              .039

  Less distributions:

    Dividends from net investment income                        (.042)           (.049)            (.039)

Net asset value, end of year                                    $1.00            $1.00             $1.00

Total return                                                     4.27%            5.00%             4.00%

Ratios/supplemental data:

  Net assets, end of year (in millions)                          $489             $369              $467

  Ratio of expenses to average net assets                         .66%             .62%              .59%

  Ratio of net income to average net assets                      4.12%            4.81%             3.95%


                                                           Year Ended    September 30,
                                                                  1998             1997
Net asset value, beginning of year                              $1.00            $1.00

  Income from investment operations:

    Net investment income                                        .045             .046

  Less distributions:

    Dividends from net investment income                        (.045)           (.046)

Net asset value, end of year                                    $1.00            $1.00

Total return                                                     4.63%            4.71%

Ratios/supplemental data:

  Net assets, end of year (in millions)                          $356             $279

  Ratio of expenses to average net assets                         .59%             .53%

  Ratio of net income to average net assets                      4.49%            4.61%


1) Based on average shares outstanding.



REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The U.S. Treasury Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 2001, the results of its operations, the changes in its net assets and the per-share data and ratios for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2001


TAX INFORMATION (unaudited)
We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                      PART C
                                 OTHER INFORMATION
                    THE U.S. TREASURY MONEY FUND OF AMERICA

ITEM 23. EXHIBITS

(a-1) Copy of Declaration of Trust - previously filed (see P/E Amendment No. 11 filed 11/26/97)
(a-2) Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value dated 12/18/2001
(b) By-laws, as amended 3/21/2000
(c) None
(d) Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 11 filed 11/26/97)
(e-1) Copy of Principal Underwriting Agreement and forms of Selling Group Agreements - previously filed (see Post-Effective Amendment No. 11 filed 11/26/97)
(e-2) Copy of Amended and Restated Principal Underwriting Agreement and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement
(f) None
(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 18 filed 11/29/01)
(h) Form of Administrative Services Agreement and form of Shareholder Services Agreement dated 7/1/01
(i) Legal opinion for Classes R-1, R-2, R-3, R-4, and R-5 shares
(j) Consent of Independent Accountants
(k) None
(l) Initial capital agreements - previously filed (see P/E Amendment No. 11 filed 11/26/97)
(m-1) Forms of Plan of Distribution - previously filed (see P/E Amendment No. 11 filed 11/26/97)
(m-2) Form of Plans of Distribution relating to Classes R-1, R-2, R-3, and R-4 shares

(n) Form of Multiple Class Plan
(o) None
(p) Code of Ethics - none (the Fund is a Money Market Fund)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under investment advisor/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such director or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such director or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

ITEM 25. INDEMNIFICATION (CONTINUED)

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, such a quorum of disinterested directors so directs, by independent legal counsel (who may be regular counsel for the Trust) in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the

ITEM 25. INDEMNIFICATION (CONTINUED)

payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                        (2)              (3)



       NAME AND PRINCIPAL                     POSITIONS AND OFFICES          POSITIONS AND OFFICES

          BUSINESS ADDRESS                      WITH UNDERWRITER               WITH REGISTRANT



       David L. Abzug                         Vice President                 None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                           Vice President                 None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison                      Vice President                 None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                     Vice President                 None



       Steven L. Barnes                       Senior Vice President          None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer                          Vice President                 None



       Michelle A. Bergeron                   Senior Vice President          None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                    Regional Vice President        None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                        Senior Vice President          None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard                      Vice President                 None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell                          Senior Vice President          None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                      Senior Vice President          None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                             Vice President                 None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                         Vice President                 None



       Cody Callaway                          Regional Vice President        None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle                    Regional Vice President        None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll                      Regional Vice President        None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                         Vice President                 None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                      Senior Vice President          None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                  Senior Vice President          None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                       Vice President                 None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                         Senior Vice President          None



L      Larry P. Clemmensen                    Director                       None



L      Kevin G. Clifford                      Director, President and        None
                                              Co-Chief

                                              Executive Officer



H      Cheri Coleman                          Assistant Vice President       None



       Ruth M. Collier                        Senior Vice President          None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                        Vice President                 None



       Carlo O. Cordasco                      Regional Vice President        None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                    Vice President                 None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Joseph G. Cronin                       Regional Vice President        None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty                   Regional Vice President        None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                          Regional Vice President        None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                   Vice President                 None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                  Regional Vice President        None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester                    Senior Vice President          None



       Thomas J. Dickson                      Regional Vice President        None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                     Vice President                 None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                        Senior Vice President          None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                          Senior Vice President          None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                         Director, Executive Vice       None
                                              President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                      Secretary                      Vice President



       Michael J. Dullaghan                   Regional Vice President        None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                       Senior Vice President          None



       Robert W. Durbin                       Vice President                 None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                       Senior Vice President          None



       Timothy L. Ellis                       Regional Vice President        None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                          Senior Vice President          None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                        Regional Vice President        None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                       Senior Vice President          None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner                       Assistant Vice President       None



B      Evelyn K. Glassford                    Vice President                 None



       Jack E. Goldin                         Regional Vice President        None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                     Vice President                 None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                     Director                       Chairman and Trustee



B      Mariellen Hamann                       Vice President                 None



       Derek S. Hansen                        Regional Vice President        None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                        Senior Vice President          None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                        Vice President                 None



       Robert J. Hartig, Jr.                  Regional Vice President        None

       8504 Scenic View Drive, Apt. 103

       Fishers, IN 46038



       Steven J. Hipsley                      Regional Vice President        None

       14 Dyer Switch Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                       Senior Vice President          None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish                        Vice President                 None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                    Director                       None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                       Senior Vice President          None



       John P. Keating                        Regional Vice President        None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



       Dorothy Klock                          Vice President                 None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



       Dianne L. Koske                        Assistant Vice President

       122 Clydesdale Court

       Hampton, VA 23666



       Andrew R. LeBlanc                      Regional Vice President        None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                          Vice President                 None



       T. Blake Liberty                       Vice President                 None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                           Regional Vice President        None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                         Vice President                 None



I      Kelle Lindenberg                       Assistant Vice President       None



       Louis K. Linquata                      Regional Vice President        None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                     Director                       None



       Brendan T. Mahoney                     Regional Vice President        None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                     Director, Senior Vice          None
                                              President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                       Senior Vice President          None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                      Director, Senior Vice          None
                                              President



       James R. McCrary                       Regional Vice President        None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                      Senior Vice President          None



S      John V. McLaughlin                     Senior Vice President          None



       Terry W. McNabb                        Vice President                 None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade                         Regional Vice President        None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief                      Regional Vice President        None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe                         Vice President                 None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                         Vice President                 None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                          Vice President                 None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                       Regional Vice President        None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                          Regional Vice President        None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                        Regional Vice President        None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                        Regional Vice President        None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                       Senior Vice President          None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                    Assistant Vice President       None



       Carl S. Platou                         Vice President                 None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                       Vice President                 None



       Mark S. Reischmann                     Regional Vice President        None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                      Senior Vice President          None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                       Vice President                 None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth                          Vice President                 None



L      James F. Rothenberg                    Director                       None



       Douglas F. Rowe                        Vice President                 None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                   Vice President                 None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                            Assistant Vice President       None



       Dean B. Rydquist                       Senior Vice President          None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                      Senior Vice President          None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                        Regional Vice President        None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                    Vice President                 None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                   Regional Vice President        None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft                          Vice President                 None



L      R. Michael Shanahan                    Director                       None



       Brad Short                             Regional Vice President        None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                         Chairman of the Board and      None

       1000 RIDC Plaza, Suite 212             Co-Chief Executive
                                              Officer

       Pittsburgh, PA 15238



       William P. Simon                       Senior Vice President          None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                        Regional Vice President        None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                        Senior Vice President          None

       5520 Frankford Court

       Dallas, TX  75252



       Anthony L. Soave                       Regional Vice President        None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier                    Assistant Vice President       None



       Nicholas D. Spadaccini                 Vice President                 None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                   Assistant Vice President       None



       Daniel S. Spradling                    Senior Vice President          None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                          Assistant Vice President       None



LW     Eric H. Stern                          Director                       None



       Brad Stillwagon                        Regional Vice President        None

       2438 Broadmeade Road

       Louisville, KY 40205



       Thomas A. Stout                        Vice President                 None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                      Vice President                 None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                   Senior Vice President          None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                        Vice President                 None



L      Drew W. Taylor                         Vice President                 None



       Gary J. Thoma                          Regional Vice President        None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cynthia M. Thompson                    Regional Vice President        None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey                        Vice President                 None



I      Christopher E. Trede                   Vice President                 None



       George F. Truesdail                    Senior Vice President          None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                   Vice President                 None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                         Regional Vice President        None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss                         Regional Vice President        None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #304

       Sioux Falls, SD 57103



       Thomas E. Warren                       Vice President                 None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb                          Senior Vice President,         None

                                              Treasurer and Controller



       Gregory J. Weimer                      Vice President                 None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                       Director                       None



SF     Gregory W. Wendt                       Director                       None



       George J. Wenzel                       Regional Vice President        None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier                        Assistant Vice President       None



SF     N. Dexter Williams, Jr.                Senior Vice President          None



       Timothy J. Wilson                      Vice President                 None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                      Vice President                 None



H      Marshall D. Wingo                      Director, Senior Vice          None
                                              President



L      Robert L. Winston                      Director, Senior Vice          None
                                              President



       William R. Yost                        Senior Vice President          None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                      Regional Vice President        None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                        Regional Vice President        None

       2178 Piper Lane

       Tustin, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 10th day of May, 2002.

   THE U.S. TREASURY MONEY FUND OF AMERICA
   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 10, 2002, by the following persons in the capacities indicated.

         SIGNATURE                                           TITLE



(1)      Principal Executive Officer:

          /s/ Abner D. Goldstine                             President and Trustee

            (Abner D. Goldstine)

(2)      Principal Financial Officer
         and Principal Accounting Officer:

          /s/ Susi M. Silverman                              Treasurer

            (Susi M. Silverman)

(3)      Trustees:

         Richard G. Capen, Jr.*                              Trustee

         H. Frederick Christie*                              Trustee

         Don R. Conlan*                                      Trustee

         Diane C. Creel*                                     Trustee

         Martin Fenton*                                      Trustee

         Leonard R. Fuller*                                  Trustee

         /s/ Abner D. Goldstine                              President and Trustee

            (Abner D. Goldstine)

         /s/ Paul G. Haaga, Jr.                              Chairman and Trustee

            (Paul G. Haaga, Jr.)

         Richard G. Newman*                                  Trustee

         Frank M. Sanchez*


*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact
  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
      /s/ Kristine M. Nishiyama
(Kristine M. Nishiyama)